Intangible Assets (Details) - Schedule of Intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Website development [Member]
Finite-Lived Intangible Assets [Line Items]
Website development, Useful Life	3 years	3 years
Website development, Gross Carrying Value	$ 377	$ 211
Website development, Accumulated Amortization	175	75
Website development, Net Carrying Value	$ 202	$ 136
Talent acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Talent acquisition, Useful Life	2 years	2 years
Talent acquisition, Gross Carrying Value	$ 1,201	$ 1,653
Talent acquisition, Accumulated Amortization	555	1,051
Talent acquisition, Net Carrying Value	646	602
Intangible assets, net [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net Gross Carrying Value	1,578	1,864
Intangible assets, net Accumulated Amortization	730	1,126
Intangible assets, net Net Carrying Value	$ 848	$ 738